29. SEGMENT INFORMATION (Details Narrative)	12 Months Ended
Dec. 31, 2020
Energy [member]
Disclosure of operating segments [line items]
Description of assets	Itá Hydroelectric Plant, located in the State of Santa Catarina, with a capacity of 1,450 MW, in which CSN participates with 29.5%; Igarapava Hydroelectric Plant, located in Minas Gerais, with a capacity of 210 MW, in which CSN holds 17.9% of the capital; and 238 MW thermoelectric cogeneration plant, in operation at the Presidente Vargas Steelworks since 1999, which uses waste gas from the steel production itself as fuel.
Minerios Nacional [member]
Disclosure of operating segments [line items]
Percentage of ownership	100.00%